Income Taxes - Additional Information (Detail) $ in Millions	6 Months Ended
Apr. 30, 2020 CAD ($)
Revenu Quebec Agency Reassessment [member] | Two thousand thirteen taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	$ 6
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Eleven to Two Thousand Fourteen Taxation Years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	33
Canada Revenue Agency Reassessment [member] | Two Thousand Eleven to Two Thousand Fourteen Taxation Years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	793
Canada Revenue Agency Revenu Quebec Agency and Alberta Tax and Revenue Administration Reassessment [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	$ 832